Vanguard Small-Cap Value Index Fund

Schedule of Investments (unaudited)
As of September 30, 2019

			Market
			Value
		Shares	($000)
Common Stocks (99.6%)1
Basic Materials (5.1%)
	RPM International Inc.	1,975,248	135,917
	Steel Dynamics Inc.	3,172,840	94,551
	Ashland Global Holdings Inc.	922,854	71,106
	Huntsman Corp.	2,977,434	69,255
	WR Grace & Co.	1,016,842	67,884
	Scotts Miracle-Gro Co.	592,309	60,309
*	Alcoa Corp.	2,823,571	56,669
*	Axalta Coating Systems Ltd.	1,597,677	48,170
	Reliance Steel & Aluminum Co.	481,648	48,001
	Olin Corp.	2,500,293	46,806
	Sensient Technologies Corp.	644,211	44,225
	PolyOne Corp.	1,170,793	38,226
	Carpenter Technology Corp.	721,585	37,277
	Chemours Co.	2,483,593	37,105
	HB Fuller Co.	776,172	36,139
	Cabot Corp.	792,531	35,918
	Domtar Corp.	953,790	34,155
	Innospec Inc.	373,103	33,258
	Quaker Chemical Corp.	201,628	31,885
	Commercial Metals Co.	1,807,995	31,423
^	United States Steel Corp.	2,603,792	30,074
	Stepan Co.	309,569	30,047
^	Cleveland-Cliffs Inc.	4,116,401	29,720
	Compass Minerals International Inc.	516,659	29,186
	Minerals Technologies Inc.	534,891	28,397
*	Univar Solutions Inc.	1,279,546	26,563
	Kaiser Aluminum Corp.	232,122	22,973
	Worthington Industries Inc.	553,398	19,950
	Materion Corp.	311,817	19,133
	Schweitzer-Mauduit International Inc.	468,653	17,546
*	GCP Applied Technologies Inc.	882,058	16,980
	Arch Coal Inc. Class A	222,015	16,474
	Peabody Energy Corp.	1,100,073	16,193
*	Kraton Corp.	480,980	15,531
	Warrior Met Coal Inc.	782,279	15,270
*	Ferro Corp.	1,244,228	14,757
	Hecla Mining Co.	7,436,766	13,089
	Tronox Holdings plc Class A	1,291,028	10,716
*	AK Steel Holding Corp.	4,558,723	10,348
	PH Glatfelter Co.	670,148	10,314
	Innophos Holdings Inc.	298,765	9,698
	Tredegar Corp.	455,750	8,896
*	Koppers Holdings Inc.	298,115	8,708
*	Contura Energy Inc.	291,575	8,152
	Schnitzer Steel Industries Inc.	382,836	7,909
*	Coeur Mining Inc.	1,542,319	7,419
	Haynes International Inc.	189,699	6,799
*	CONSOL Energy Inc.	351,734	5,498
*	Century Aluminum Co.	752,566	4,993

	FutureFuel Corp.	404,134	4,825
	Kronos Worldwide Inc.	351,488	4,348
	Resolute Forest Products Inc.	880,488	4,138
*	SunCoke Energy Inc.	706,903	3,987
*	TimkenSteel Corp.	63,162	397
			1,537,307
Consumer Goods (8.1%)
*	US Foods Holding Corp.	3,339,541	137,255
	Harley-Davidson Inc.	2,384,829	85,782
	Hanesbrands Inc.	5,503,515	84,314
	Ingredion Inc.	1,017,067	83,135
	Leggett & Platt Inc.	2,002,090	81,966
	Toll Brothers Inc.	1,972,472	80,970
	Polaris Inc.	883,441	77,752
*	Capri Holdings Ltd.	2,198,728	72,910
*	Deckers Outdoor Corp.	440,357	64,891
	Flowers Foods Inc.	2,739,916	63,374
	Valvoline Inc.	2,868,500	63,193
*	Helen of Troy Ltd.	382,799	60,352
*,^ Mattel Inc.		5,255,222	59,857
*	Herbalife Nutrition Ltd.	1,495,772	56,630
	Goodyear Tire & Rubber Co.	3,539,644	50,989
*	Darling Ingredients Inc.	2,506,794	47,955
*	TreeHouse Foods Inc.	855,203	47,421
	Sanderson Farms Inc.	303,422	45,917
	KB Home	1,343,445	45,677
	Thor Industries Inc.	796,796	45,130
*	Taylor Morrison Home Corp. Class A	1,603,310	41,590
	Herman Miller Inc.	899,496	41,458
	Energizer Holdings Inc.	944,591	41,165
*	Meritage Homes Corp.	553,719	38,954
	Nu Skin Enterprises Inc. Class A	846,107	35,985
*	Visteon Corp.	425,984	35,161
	Spectrum Brands Holdings Inc.	665,217	35,070
	Wolverine World Wide Inc.	1,235,376	34,912
	Brunswick Corp.	651,412	33,952
*	TRI Pointe Group Inc.	2,168,085	32,608
	MDC Holdings Inc.	755,298	32,553
	Dana Inc.	2,193,644	31,676
	Kontoor Brands Inc.	867,543	30,451
*	Edgewell Personal Care Co.	826,345	26,848
*	Hain Celestial Group Inc.	1,191,886	25,596
*	Hostess Brands Inc. Class A	1,752,525	24,509
*	Pilgrim's Pride Corp.	761,022	24,387
	La-Z-Boy Inc.	711,841	23,911
	Steelcase Inc. Class A	1,287,686	23,693
	HNI Corp.	654,805	23,246
*	Meritor Inc.	1,198,085	22,165
^	Vector Group Ltd.	1,795,147	21,380
	Lancaster Colony Corp.	147,035	20,386
	Cooper Tire & Rubber Co.	767,178	20,039
	Universal Corp.	359,876	19,725
^	B&G Foods Inc.	996,720	18,848
	Knoll Inc.	723,407	18,338
	Delphi Technologies plc	1,321,371	17,706
*	Central Garden & Pet Co. Class A	638,279	17,696
	Cal-Maine Foods Inc.	436,137	17,426

*	G-III Apparel Group Ltd.	668,162	17,218
*,^ Beyond Meat Inc.		115,523	17,169
	Seaboard Corp.	3,537	15,474
	Fresh Del Monte Produce Inc.	440,039	15,010
*	American Axle & Manufacturing Holdings Inc.	1,706,247	14,025
	ACCO Brands Corp.	1,410,950	13,926
	Acushnet Holdings Corp.	519,996	13,728
	Tupperware Brands Corp.	740,359	11,749
*	Garrett Motion Inc.	1,132,596	11,281
	Sturm Ruger & Co. Inc.	255,653	10,676
^	Tootsie Roll Industries Inc.	270,795	10,057
	Andersons Inc.	445,096	9,983
*	Cooper-Standard Holdings Inc.	243,533	9,956
	Tenneco Inc. Class A	779,997	9,766
	Inter Parfums Inc.	131,166	9,178
	Oxford Industries Inc.	122,657	8,794
*	Fossil Group Inc.	689,130	8,621
*	Modine Manufacturing Co.	731,263	8,314
	National Presto Industries Inc.	79,610	7,092
	Ethan Allen Interiors Inc.	362,980	6,933
	Phibro Animal Health Corp. Class A	307,764	6,565
	Movado Group Inc.	236,550	5,881
*	GoPro Inc. Class A	910,303	4,720
*	Central Garden & Pet Co.	158,318	4,628
*	elf Beauty Inc.	226,946	3,974
*	Vista Outdoor Inc.	437,415	2,708
*	American Outdoor Brands Corp.	394,544	2,308
			2,446,638
Consumer Services (10.6%)
	Service Corp. International	2,638,011	126,123
	Sabre Corp.	4,165,073	93,277
	Williams-Sonoma Inc.	1,199,300	81,528
	Wyndham Hotels & Resorts Inc.	1,471,002	76,110
*	JetBlue Airways Corp.	4,517,435	75,667
	H&R Block Inc.	3,081,371	72,782
	Foot Locker Inc.	1,668,929	72,031
*	Performance Food Group Co.	1,522,404	70,046
	Aaron's Inc.	1,027,504	66,027
	Wyndham Destinations Inc.	1,402,290	64,533
*	TripAdvisor Inc.	1,642,720	63,540
	Cinemark Holdings Inc.	1,604,716	62,006
*	AutoNation Inc.	1,222,947	62,003
*	Qurate Retail Group Inc. QVC Group Class A	5,922,689	61,093
	New York Times Co. Class A	2,142,755	61,026
^	Cracker Barrel Old Country Store Inc.	365,653	59,473
*	ServiceMaster Global Holdings Inc.	1,033,315	57,762
	Wendy's Co.	2,805,839	56,061
^	Nordstrom Inc.	1,652,434	55,637
	AMERCO	134,264	52,368
	TEGNA Inc.	3,296,360	51,192
	KAR Auction Services Inc.	2,031,785	49,880
*	BJ's Wholesale Club Holdings Inc.	1,874,434	48,492
	Lithia Motors Inc. Class A	324,189	42,916
*	IAA Inc.	1,014,641	42,341
	SkyWest Inc.	734,803	42,178
*	LiveRamp Holdings Inc.	978,759	42,047
	Extended Stay America Inc.	2,868,835	42,000

	Graham Holdings Co. Class B	62,931	41,752
	Sinclair Broadcast Group Inc. Class A	969,828	41,450
	Dick's Sporting Goods Inc.	978,300	39,924
*	Murphy USA Inc.	462,616	39,461
	American Eagle Outfitters Inc.	2,372,130	38,476
*	Spirit Airlines Inc.	1,042,310	37,836
	Gap Inc.	2,154,441	37,401
	Macy's Inc.	2,347,546	36,481
	L Brands Inc.	1,785,055	34,969
*	Adtalem Global Education Inc.	836,887	31,877
	John Wiley & Sons Inc. Class A	722,207	31,734
*	AMC Networks Inc. Class A	639,850	31,455
*	Penn National Gaming Inc.	1,679,082	31,273
*	Laureate Education Inc. Class A	1,835,567	30,425
*	Asbury Automotive Group Inc.	295,014	30,189
*	Sally Beauty Holdings Inc.	1,838,941	27,382
	Cheesecake Factory Inc.	613,179	25,557
*	Urban Outfitters Inc.	898,487	25,239
	Hillenbrand Inc.	812,843	25,101
	Group 1 Automotive Inc.	269,514	24,879
	PriceSmart Inc.	349,875	24,876
*	Avis Budget Group Inc.	869,941	24,585
	Brinker International Inc.	572,470	24,427
	Bloomin' Brands Inc.	1,258,915	23,831
	Penske Automotive Group Inc.	498,205	23,555
	Core-Mark Holding Co. Inc.	700,939	22,511
	Meredith Corp.	577,444	21,169
*	Hertz Global Holdings Inc.	1,508,459	20,877
^	Bed Bath & Beyond Inc.	1,841,520	19,594
*	Groupon Inc. Class A	7,326,197	19,488
	Rent-A-Center Inc.	746,821	19,261
	Dine Brands Global Inc.	247,530	18,778
	Gannett Co. Inc.	1,738,854	18,675
	Hawaiian Holdings Inc.	681,470	17,895
^	Children's Place Inc.	224,406	17,277
	Designer Brands Inc. Class A	979,574	16,770
*	Sprouts Farmers Market Inc.	852,890	16,495
	Matthews International Corp. Class A	458,181	16,215
	International Speedway Corp. Class A	347,339	15,634
	Abercrombie & Fitch Co.	996,496	15,545
*	K12 Inc.	585,736	15,463
*	Lions Gate Entertainment Corp. Class B	1,685,061	14,727
	Office Depot Inc.	8,289,278	14,548
	Big Lots Inc.	591,788	14,499
	Caleres Inc.	608,751	14,251
*	Clear Channel Outdoor Holdings Inc.	5,301,697	13,360
	Signet Jewelers Ltd.	791,823	13,271
	Guess? Inc.	706,524	13,092
*,^ Michaels Cos. Inc.		1,199,783	11,746
	Scholastic Corp.	301,887	11,399
*,^ MSG Networks Inc.		670,142	10,870
	Sonic Automotive Inc. Class A	330,271	10,374
*	Liberty TripAdvisor Holdings Inc. Class A	1,094,382	10,298
*	Zumiez Inc.	312,447	9,897
^	Dillard's Inc. Class A	145,388	9,612
*	Genesco Inc.	238,342	9,538
	Weis Markets Inc.	244,854	9,339

	National CineMedia Inc.	1,138,508	9,336
*	Grocery Outlet Holding Corp.	268,301	9,305
^	Buckle Inc.	448,144	9,232
*	United Natural Foods Inc.	801,066	9,228
*	Cars.com Inc.	1,012,269	9,090
^	Papa John's International Inc.	170,186	8,909
*	Herc Holdings Inc.	185,013	8,605
*	Houghton Mifflin Harcourt Co.	1,603,283	8,546
^	AMC Entertainment Holdings Inc. Class A	790,135	8,454
*	BrightView Holdings Inc.	477,081	8,182
*,^ Lions Gate Entertainment Corp. Class A		787,589	7,285
^	New Media Investment Group Inc.	825,802	7,275
^	GameStop Corp. Class A	1,301,601	7,185
*	Regis Corp.	354,727	7,173
	Chico's FAS Inc.	1,699,062	6,847
	BJ's Restaurants Inc.	155,574	6,042
	Entercom Communications Corp. Class A	1,785,660	5,964
*,^ RealReal Inc.		259,102	5,794
^	Rite Aid Corp.	775,425	5,389
*,^ Party City Holdco Inc.		799,984	4,568
*	Diplomat Pharmacy Inc.	862,929	4,228
	Emerald Expositions Events Inc.	382,352	3,720
*	El Pollo Loco Holdings Inc.	307,565	3,371
*	Biglari Holdings Inc. Class B	26,858	2,928
*	American Public Education Inc.	120,170	2,685
*	Lands' End Inc.	171,874	1,950
*	Fiesta Restaurant Group Inc.	166,715	1,737
*,^ Peloton Interactive Inc. Class A		48,630	1,221
*	Biglari Holdings Inc.	2,048	1,149
	Express Inc.	36,872	127
*	frontdoor Inc.	1,534	75
	Cato Corp. Class A	1,000	18
*	Ascena Retail Group Inc.	4,338	1
*	JC Penney Co. Inc.	525	—
			3,192,361
Financials (35.0%)
	National Retail Properties Inc.	2,596,142	146,422
	VICI Properties Inc.	6,021,378	136,384
	Medical Properties Trust Inc.	6,790,038	132,813
	Brown & Brown Inc.	3,634,953	131,076
	RenaissanceRe Holdings Ltd.	672,548	130,104
	Liberty Property Trust	2,381,194	122,227
	Gaming and Leisure Properties Inc.	3,102,193	118,628
	Apartment Investment & Management Co.	2,265,219	118,109
	Assurant Inc.	885,851	111,458
	American Financial Group Inc.	1,027,515	110,817
	Old Republic International Corp.	4,388,780	103,444
	New Residential Investment Corp.	6,332,005	99,286
	Starwood Property Trust Inc.	4,065,189	98,459
	East West Bancorp Inc.	2,219,773	98,314
	LPL Financial Holdings Inc.	1,189,759	97,441
	Park Hotels & Resorts Inc.	3,847,940	96,083
	First American Financial Corp.	1,622,308	95,732
	Signature Bank	791,291	94,338
	Brixmor Property Group Inc.	4,526,073	91,834
	Commerce Bancshares Inc.	1,503,216	91,170
	EPR Properties	1,180,392	90,725

TCF Financial Corp.	2,241,811	85,346
New York Community Bancorp Inc.	6,758,815	84,823
Cousins Properties Inc.	2,234,434	83,992
Hanover Insurance Group Inc.	602,249	81,629
Primerica Inc.	637,608	81,123
Axis Capital Holdings Ltd.	1,214,300	81,018
Popular Inc.	1,471,576	79,583
Synovus Financial Corp.	2,210,910	79,062
First Horizon National Corp.	4,758,293	77,084
First Industrial Realty Trust Inc.	1,922,335	76,048
JBG SMITH Properties	1,936,693	75,938
Cullen/Frost Bankers Inc.	857,088	75,895
Kemper Corp.	963,977	75,142
Life Storage Inc.	709,748	74,815
Eaton Vance Corp.	1,633,610	73,398
EastGroup Properties Inc.	570,905	71,375
Highwoods Properties Inc.	1,577,299	70,884
Radian Group Inc.	3,096,237	70,718
Prosperity Bancshares Inc.	999,477	70,593
Blackstone Mortgage Trust Inc. Class A	1,943,139	69,662
Omega Healthcare Investors Inc.	1,646,031	68,788
* Brighthouse Financial Inc.	1,694,696	68,584
Selective Insurance Group Inc.	904,613	68,018
Macerich Co.	2,150,821	67,944
MGIC Investment Corp.	5,395,844	67,880
Jefferies Financial Group Inc.	3,652,049	67,198
Webster Financial Corp.	1,405,295	65,866
Lazard Ltd. Class A	1,875,462	65,641
First Financial Bankshares Inc.	1,966,086	65,530
PacWest Bancorp	1,797,240	65,312
CIT Group Inc.	1,440,112	65,251
Service Properties Trust	2,500,461	64,487
Assured Guaranty Ltd.	1,429,048	63,535
Affiliated Managers Group Inc.	734,368	61,210
Outfront Media Inc.	2,181,196	60,594
IBERIABANK Corp.	801,435	60,540
Equity Commonwealth	1,761,455	60,330
RLI Corp.	648,656	60,267
United Bankshares Inc.	1,549,155	58,667
Stifel Financial Corp.	1,005,520	57,697
FNB Corp.	4,942,415	56,986
Glacier Bancorp Inc.	1,401,202	56,693
Wintrust Financial Corp.	863,239	55,791
Chimera Investment Corp.	2,846,561	55,679
Janus Henderson Group plc	2,478,969	55,678
Rayonier Inc.	1,972,720	55,631
Umpqua Holdings Corp.	3,349,468	55,132
Two Harbors Investment Corp.	4,176,192	54,833
Jones Lang LaSalle Inc.	392,138	54,531
First Hawaiian Inc.	2,027,405	54,132
Weingarten Realty Investors	1,854,256	54,014
Hancock Whitney Corp.	1,407,381	53,896
Apple Hospitality REIT Inc.	3,241,855	53,750
Bank of Hawaii Corp.	617,991	53,104
White Mountains Insurance Group Ltd.	48,542	52,425
Valley National Bancorp	4,795,197	52,124
National Health Investors Inc.	626,659	51,630

Corporate Office Properties Trust	1,703,325	50,725
MFA Financial Inc.	6,855,300	50,455
Associated Banc-Corp	2,467,463	49,966
BankUnited Inc.	1,447,628	48,669
Community Bank System Inc.	785,022	48,428
Legg Mason Inc.	1,254,636	47,915
Federated Investors Inc. Class B	1,462,849	47,411
People's United Financial Inc.	3,030,103	47,376
Sunstone Hotel Investors Inc.	3,421,984	47,018
Atlantic Union Bankshares Corp.	1,249,493	46,537
UMB Financial Corp.	709,389	45,812
Old National Bancorp	2,621,119	45,096
Navient Corp.	3,515,987	45,005
Apollo Commercial Real Estate Finance Inc.	2,336,222	44,785
Washington Federal Inc.	1,208,450	44,701
Agree Realty Corp.	607,892	44,467
RLJ Lodging Trust	2,611,106	44,363
BancorpSouth Bank	1,461,940	43,288
Home BancShares Inc.	2,299,760	43,224
Unum Group	1,426,953	42,409
CVB Financial Corp.	2,026,579	42,295
OneMain Holdings Inc.	1,140,039	41,817
Columbia Banking System Inc.	1,110,947	40,994
Fulton Financial Corp.	2,531,177	40,954
Brandywine Realty Trust	2,672,792	40,493
Santander Consumer USA Holdings Inc.	1,580,366	40,315
Cathay General Bancorp	1,154,617	40,106
PotlatchDeltic Corp.	972,795	39,967
Retail Properties of America Inc.	3,241,100	39,930
Piedmont Office Realty Trust Inc. Class A	1,908,045	39,840
South State Corp.	519,933	39,151
Independent Bank Corp.	523,343	39,068
Empire State Realty Trust Inc.	2,708,526	38,651
Investors Bancorp Inc.	3,371,351	38,299
CNO Financial Group Inc.	2,395,932	37,928
Columbia Property Trust Inc.	1,780,675	37,661
Acadia Realty Trust	1,280,722	36,603
First Citizens BancShares Inc. Class A	76,948	36,285
Xenia Hotels & Resorts Inc.	1,715,782	36,237
Taubman Centers Inc.	886,103	36,180
WSFS Financial Corp.	807,525	35,612
First Financial Bancorp	1,426,626	34,917
Argo Group International Holdings Ltd.	496,326	34,862
Lexington Realty Trust Class B	3,396,927	34,819
International Bancshares Corp.	900,282	34,769
Urban Edge Properties	1,746,274	34,559
BOK Financial Corp.	433,847	34,339
United Community Banks Inc.	1,204,960	34,161
* Enstar Group Ltd.	178,156	33,835
* Genworth Financial Inc. Class A	7,674,160	33,766
American Equity Investment Life Holding Co.	1,394,625	33,750
SLM Corp.	3,801,737	33,550
Senior Housing Properties Trust	3,623,790	33,538
Washington REIT	1,214,962	33,241
Invesco Mortgage Capital Inc.	2,165,845	33,159
Sabra Health Care REIT Inc.	1,439,732	33,056
First BanCorp	3,311,541	33,049

ProAssurance Corp.	819,372	32,996
First Midwest Bancorp Inc.	1,683,606	32,797
Cadence BanCorp Class A	1,867,247	32,752
CoreCivic Inc.	1,815,349	31,369
Sterling Bancorp	1,563,593	31,366
SITE Centers Corp.	2,073,137	31,325
Ares Management Corp. Class A	1,167,385	31,298
DiamondRock Hospitality Co.	3,036,975	31,129
LTC Properties Inc.	602,978	30,885
First Merchants Corp.	811,565	30,543
GEO Group Inc.	1,756,165	30,452
Trustmark Corp.	883,633	30,141
WesBanco Inc.	792,295	29,608
Renasant Corp.	844,444	29,564
PennyMac Mortgage Investment Trust	1,320,357	29,352
Horace Mann Educators Corp.	628,240	29,106
* Cannae Holdings Inc.	1,047,197	28,767
Great Western Bancorp Inc.	871,352	28,755
Capitol Federal Financial Inc.	2,048,942	28,234
Banner Corp.	500,328	28,103
* Cushman & Wakefield plc	1,492,242	27,651
Redwood Trust Inc.	1,682,015	27,602
Pebblebrook Hotel Trust	990,842	27,565
Mack-Cali Realty Corp.	1,238,301	26,822
Hope Bancorp Inc.	1,844,276	26,447
First Interstate BancSystem Inc. Class A	654,595	26,341
Alexander & Baldwin Inc.	1,051,731	25,778
Ladder Capital Corp. Class A	1,484,494	25,637
Hilltop Holdings Inc.	1,061,544	25,360
Northwest Bancshares Inc.	1,546,321	25,344
Global Net Lease Inc.	1,281,675	24,993
Walker & Dunlop Inc.	445,546	24,919
Westamerica Bancorporation	391,186	24,324
National General Holdings Corp.	1,031,707	23,750
BGC Partners Inc. Class A	4,312,156	23,717
Mercury General Corp.	422,607	23,615
NBT Bancorp Inc.	634,966	23,233
Artisan Partners Asset Management Inc. Class A	809,039	22,847
^ American Finance Trust Inc.	1,629,305	22,745
Safety Insurance Group Inc.	223,212	22,618
Provident Financial Services Inc.	915,712	22,462
Office Properties Income Trust	729,828	22,362
* PRA Group Inc.	658,716	22,258
Brookfield Property REIT Inc. Class A	1,058,981	21,593
^ Seritage Growth Properties Class A	502,838	21,366
Industrial Logistics Properties Trust	987,358	20,981
Berkshire Hills Bancorp Inc.	696,271	20,394
Clearway Energy Inc.	1,114,223	20,335
Park National Corp.	213,216	20,215
Employers Holdings Inc.	463,401	20,195
Kennedy-Wilson Holdings Inc.	919,849	20,163
First Commonwealth Financial Corp.	1,494,344	19,845
FGL Holdings	2,354,047	18,785
Colony Credit Real Estate Inc.	1,267,454	18,327
S&T Bancorp Inc.	500,459	18,282
City Holding Co.	238,325	18,172
^ Waddell & Reed Financial Inc. Class A	1,053,201	18,094

American Assets Trust Inc.	385,058	17,998
Nelnet Inc. Class A	280,381	17,832
TPG RE Finance Trust Inc.	893,667	17,730
American National Insurance Co.	142,769	17,665
Simmons First National Corp. Class A	696,133	17,334
* LendingClub Corp.	1,322,410	17,297
OFG Bancorp	785,726	17,207
Brookline Bancorp Inc.	1,160,747	17,098
BancFirst Corp.	299,769	16,613
Getty Realty Corp.	499,023	15,999
Flagstar Bancorp Inc.	428,182	15,993
Tompkins Financial Corp.	196,523	15,944
RPT Realty	1,158,220	15,694
Piper Jaffray Cos.	204,708	15,451
^ Tanger Factory Outlet Centers Inc.	992,673	15,367
United Fire Group Inc.	326,665	15,347
ARMOUR Residential REIT Inc.	898,373	15,048
Granite Point Mortgage Trust Inc.	798,629	14,966
* Encore Capital Group Inc.	447,604	14,916
Boston Private Financial Holdings Inc.	1,272,862	14,835
Houlihan Lokey Inc. Class A	310,367	13,998
* Ambac Financial Group Inc.	692,238	13,533
Investors Real Estate Trust	176,340	13,167
Franklin Street Properties Corp.	1,545,315	13,073
* PennyMac Financial Services Inc.	417,335	12,679
* World Acceptance Corp.	97,599	12,445
Moelis & Co. Class A	373,982	12,285
Central Pacific Financial Corp.	416,771	11,836
Heartland Financial USA Inc.	264,418	11,830
^ Washington Prime Group Inc.	2,830,718	11,719
^ iStar Inc.	895,736	11,689
^ Realogy Holdings Corp.	1,732,557	11,573
* Columbia Financial Inc.	715,417	11,296
* Third Point Reinsurance Ltd.	1,114,779	11,137
Eagle Bancorp Inc.	249,406	11,128
Virtus Investment Partners Inc.	100,084	11,066
Urstadt Biddle Properties Inc. Class A	459,082	10,880
* MBIA Inc.	1,157,449	10,683
Capstead Mortgage Corp.	1,435,173	10,549
Saul Centers Inc.	191,909	10,461
Oritani Financial Corp.	581,673	10,293
Uniti Group Inc.	1,321,042	10,258
Northfield Bancorp Inc.	635,354	10,204
Dime Community Bancshares Inc.	463,821	9,930
Summit Hotel Properties Inc.	797,450	9,250
Clearway Energy Inc. Class A	529,313	9,178
National Western Life Group Inc. Class A	33,898	9,097
FBL Financial Group Inc. Class A	149,628	8,904
State Auto Financial Corp.	264,324	8,561
Hersha Hospitality Trust Class A	566,089	8,423
Retail Value Inc.	216,765	8,029
AG Mortgage Investment Trust Inc.	504,247	7,639
KKR Real Estate Finance Trust Inc.	348,099	6,798
CorePoint Lodging Inc.	569,262	5,755
* Assetmark Financial Holdings Inc.	219,952	5,730
WisdomTree Investments Inc.	995,628	5,202
* Tejon Ranch Co.	295,351	5,012

^	Pennsylvania REIT	875,609	5,008
*	Forestar Group Inc.	251,439	4,596
*	Greenlight Capital Re Ltd. Class A	436,201	4,580
	Spirit MTA REIT	319,773	2,699
	Anworth Mortgage Asset Corp.	749,092	2,472
	Ashford Hospitality Trust Inc.	734,925	2,433
*	EZCORP Inc. Class A	371,515	2,398
^	Associated Capital Group Inc. Class A	28,192	1,003
	Urstadt Biddle Properties Inc.	30,225	570
*	Altisource Portfolio Solutions SA	3,342	68
			10,532,896
Health Care (3.8%)
*	Sage Therapeutics Inc.	786,634	110,357
*	Molina Healthcare Inc.	907,183	99,536
	Encompass Health Corp.	1,505,518	95,269
	STERIS plc	644,325	93,099
	Hill-Rom Holdings Inc.	508,353	53,494
*	United Therapeutics Corp.	634,025	50,564
*	Charles River Laboratories International Inc.	371,393	49,161
*	Acadia Healthcare Co. Inc.	1,348,915	41,924
	CONMED Corp.	430,661	41,408
*	Mirati Therapeutics Inc.	508,362	39,606
*	Tenet Healthcare Corp.	1,573,907	34,815
*	Myriad Genetics Inc.	1,125,697	32,229
*	Iovance Biotherapeutics Inc.	1,655,666	30,133
*	MEDNAX Inc.	1,222,719	27,658
*	Select Medical Holdings Corp.	1,651,283	27,362
*	Avanos Medical Inc.	728,050	27,273
*	Prestige Consumer Healthcare Inc.	766,498	26,590
*	Reata Pharmaceuticals Inc. Class A	298,743	23,986
	Patterson Cos. Inc.	1,303,487	23,228
*	Brookdale Senior Living Inc.	2,813,763	21,328
*	Magellan Health Inc.	335,531	20,836
*	Cambrex Corp.	264,895	15,761
*,^ Denali Therapeutics Inc.		1,017,749	15,592
*	Aerie Pharmaceuticals Inc.	696,868	13,394
*	AnaptysBio Inc.	369,346	12,923
*	Zogenix Inc.	322,632	12,918
	National HealthCare Corp.	151,025	12,361
*	Madrigal Pharmaceuticals Inc.	128,873	11,111
*	Endo International plc	3,090,837	9,922
*	Change Healthcare Inc.	758,386	9,161
*	Varex Imaging Corp.	291,248	8,312
*	SmileDirectClub Inc.	457,401	6,349
	Meridian Bioscience Inc.	648,743	6,157
*,^ Silk Road Medical Inc.		162,853	5,298
*	Intra-Cellular Therapies Inc.	669,557	5,002
*	Envista Holdings Corp.	176,003	4,907
*	G1 Therapeutics Inc.	213,435	4,862
*	Amneal Pharmaceuticals Inc.	1,653,973	4,797
*	Adaptive Biotechnologies Corp.	141,482	4,372
*	Turning Point Therapeutics Inc.	108,699	4,087
*	10X Genomics Inc. Class A	78,975	3,980
*	Bridgebio Pharma Inc.	133,542	2,867
*	Akorn Inc.	745,231	2,832
	Owens & Minor Inc.	447,892	2,602
*	Kiniksa Pharmaceuticals Ltd. Class A	207,654	1,767

*	Option Care Health Inc.	531,538	1,701
*,^ Mallinckrodt plc		636,090	1,533
*	Stoke Therapeutics Inc.	62,108	1,335
*,^ Surgery Partners Inc.		131,063	968
^,§ Synergy Pharmaceuticals Inc.		1,169,882	7
*	American Renal Associates Holdings Inc.	594	4
			1,156,738
Industrials (21.7%)
	IDEX Corp.	1,154,844	189,256
	Booz Allen Hamilton Holding Corp. Class A	2,134,880	151,619
	Allegion plc	1,422,784	147,472
	PerkinElmer Inc.	1,693,754	144,257
	Spirit AeroSystems Holdings Inc. Class A	1,575,401	129,561
	Carlisle Cos. Inc.	862,320	125,502
	AptarGroup Inc.	973,977	115,368
	Owens Corning	1,656,715	104,704
	Donaldson Co. Inc.	1,940,910	101,083
*	Genesee & Wyoming Inc. Class A	861,434	95,197
*	Arrow Electronics Inc.	1,264,283	94,290
	Flowserve Corp.	1,995,583	93,214
*	AECOM	2,401,579	90,203
	Sonoco Products Co.	1,525,812	88,817
	MDU Resources Group Inc.	3,030,084	85,418
	Curtiss-Wright Corp.	650,486	84,153
	Allison Transmission Holdings Inc.	1,745,992	82,149
	ITT Inc.	1,340,205	82,007
	Acuity Brands Inc.	607,662	81,907
	Quanta Services Inc.	2,165,000	81,837
	Lincoln Electric Holdings Inc.	940,729	81,618
	Oshkosh Corp.	1,041,437	78,941
	ManpowerGroup Inc.	911,370	76,774
	Jabil Inc.	2,097,681	75,034
*	Generac Holdings Inc.	949,911	74,416
	EMCOR Group Inc.	855,432	73,670
	Tetra Tech Inc.	832,581	72,235
*	Stericycle Inc.	1,386,028	70,590
	AGCO Corp.	929,134	70,335
	Avnet Inc.	1,575,134	70,070
	Graphic Packaging Holding Co.	4,483,006	66,124
	Brink's Co.	762,784	63,273
	Crane Co.	774,968	62,486
*	FTI Consulting Inc.	572,225	60,650
*	MasTec Inc.	930,702	60,430
	MSA Safety Inc.	531,445	57,986
*	CoreLogic Inc.	1,219,760	56,438
	KBR Inc.	2,153,609	52,850
	nVent Electric plc	2,315,585	51,035
*	HD Supply Holdings Inc.	1,301,596	50,990
*	XPO Logistics Inc.	701,279	50,190
	MSC Industrial Direct Co. Inc. Class A	685,045	49,686
	Sealed Air Corp.	1,177,910	48,895
	Pentair plc	1,277,032	48,272
	Robert Half International Inc.	848,808	47,245
	Regal Beloit Corp.	638,144	46,489
	Louisiana-Pacific Corp.	1,881,159	46,239
	UniFirst Corp.	233,742	45,608
	Timken Co.	1,039,810	45,242

Macquarie Infrastructure Corp.	1,116,571	44,071
Valmont Industries Inc.	313,275	43,370
EnerSys	646,739	42,646
GATX Corp.	547,121	42,418
Ryder System Inc.	816,685	42,280
* Rexnord Corp.	1,531,697	41,432
Fluor Corp.	2,134,414	40,831
Alliance Data Systems Corp.	314,819	40,338
Moog Inc. Class A	494,823	40,140
Watts Water Technologies Inc. Class A	420,863	39,447
* Colfax Corp.	1,349,883	39,228
Kennametal Inc.	1,263,481	38,839
Barnes Group Inc.	734,086	37,835
Brady Corp. Class A	713,052	37,827
World Fuel Services Corp.	945,931	37,780
* Integer Holdings Corp.	497,111	37,562
Belden Inc.	692,541	36,940
ABM Industries Inc.	1,010,736	36,710
* Builders FirstSource Inc.	1,761,520	36,243
Armstrong World Industries Inc.	370,714	35,848
* Kirby Corp.	433,449	35,612
Silgan Holdings Inc.	1,185,429	35,604
Universal Forest Products Inc.	888,244	35,423
* Beacon Roofing Supply Inc.	1,043,608	34,992
Vishay Intertechnology Inc.	2,016,194	34,134
Korn Ferry	869,826	33,610
Applied Industrial Technologies Inc.	588,467	33,425
Knight-Swift Transportation Holdings Inc.	906,987	32,924
Otter Tail Corp.	605,985	32,572
* Sanmina Corp.	1,007,597	32,354
Deluxe Corp.	652,550	32,079
* WESCO International Inc.	649,758	31,039
Trinity Industries Inc.	1,559,661	30,694
* Anixter International Inc.	437,049	30,209
ESCO Technologies Inc.	376,304	29,939
ManTech International Corp. Class A	408,734	29,188
* Knowles Corp.	1,389,221	28,257
* Plexus Corp.	446,508	27,911
Altra Industrial Motion Corp.	990,987	27,445
EVERTEC Inc.	877,620	27,399
* Resideo Technologies Inc.	1,873,670	26,887
* SPX Corp.	671,654	26,873
* OSI Systems Inc.	263,943	26,806
Triton International Ltd.	788,815	26,693
Terex Corp.	1,026,678	26,663
McGrath RentCorp	370,088	25,754
* SPX FLOW Inc.	649,590	25,633
Kaman Corp.	427,045	25,392
Mobile Mini Inc.	682,463	25,156
Matson Inc.	654,026	24,532
Werner Enterprises Inc.	688,660	24,310
Owens-Illinois Inc.	2,363,884	24,277
Mueller Industries Inc.	821,797	23,569
* Harsco Corp.	1,225,535	23,236
Granite Construction Inc.	711,264	22,853
* Hub Group Inc. Class A	484,844	22,545
* Atkore International Group Inc.	711,095	21,582

*	Huron Consulting Group Inc.	350,211	21,482
*	Navistar International Corp.	757,436	21,291
*	TriMas Corp.	691,451	21,193
	AAR Corp.	508,736	20,965
*,^ Pluralsight Inc. Class A		1,228,923	20,640
	Actuant Corp. Class A	938,449	20,590
	Boise Cascade Co.	595,969	19,423
	Schneider National Inc. Class B	863,391	18,753
*	Sykes Enterprises Inc.	599,373	18,365
	Aircastle Ltd.	795,904	17,852
*	Milacron Holdings Corp.	1,069,723	17,832
*	TTM Technologies Inc.	1,440,160	17,563
*	GMS Inc.	600,068	17,234
	Encore Wire Corp.	303,941	17,106
*	Cardtronics plc Class A	549,689	16,623
	Benchmark Electronics Inc.	570,570	16,581
	Triumph Group Inc.	721,467	16,507
	MTS Systems Corp.	295,241	16,312
	Rush Enterprises Inc. Class A	422,421	16,297
*	Conduent Inc.	2,564,928	15,954
	Navigant Consulting Inc.	554,396	15,495
	Greif Inc. Class A	394,816	14,960
	Greenbrier Cos. Inc.	492,824	14,844
	H&E Equipment Services Inc.	488,454	14,097
	Standex International Corp.	188,930	13,781
	Kforce Inc.	347,244	13,138
	Primoris Services Corp.	657,418	12,892
*	TrueBlue Inc.	608,138	12,832
	Griffon Corp.	603,448	12,654
*,^ Verra Mobility Corp. Class A		842,377	12,088
	Kelly Services Inc. Class A	487,031	11,796
	Comfort Systems USA Inc.	265,609	11,748
	AVX Corp.	769,257	11,693
	Wabash National Corp.	784,782	11,387
*	CIRCOR International Inc.	301,948	11,338
	ArcBest Corp.	367,835	11,201
	Astec Industries Inc.	341,900	10,633
^	ADT Inc.	1,685,264	10,567
	TTEC Holdings Inc.	211,501	10,127
*	Wesco Aircraft Holdings Inc.	907,994	9,997
*	Atlas Air Worldwide Holdings Inc.	392,191	9,895
*	JELD-WEN Holding Inc.	495,790	9,564
*	Aegion Corp. Class A	445,286	9,520
	Methode Electronics Inc.	266,954	8,980
*	Tutor Perini Corp.	610,407	8,747
	AZZ Inc.	198,757	8,658
	Hyster-Yale Materials Handling Inc.	145,496	7,963
*	Team Inc.	436,665	7,882
	Resources Connection Inc.	459,213	7,802
*	MACOM Technology Solutions Holdings Inc.	350,479	7,534
^	Maxar Technologies Inc.	904,063	6,871
*	Manitowoc Co. Inc.	536,234	6,703
*	Gates Industrial Corp. plc	660,121	6,647
*	Donnelley Financial Solutions Inc.	468,335	5,770
	Quad/Graphics Inc.	474,561	4,988
	Gorman-Rupp Co.	129,129	4,492
	Rush Enterprises Inc. Class B	102,542	4,094

	Greif Inc. Class B	89,102	4,059
*	International Seaways Inc.	188,836	3,637
	REV Group Inc.	189,408	2,165
	Briggs & Stratton Corp.	318,737	1,932
*,^ II-VI Inc.		2,978	105
			6,525,020
Oil & Gas (2.4%)
	Murphy Oil Corp.	2,347,495	51,903
	Equitrans Midstream Corp.	3,102,511	45,142
	PBF Energy Inc. Class A	1,551,137	42,175
	Delek US Holdings Inc.	1,146,940	41,634
	EQT Corp.	3,890,597	41,396
*	First Solar Inc.	560,696	32,526
*,^ Chesapeake Energy Corp.		19,993,761	28,191
*	Dril-Quip Inc.	550,950	27,647
	Arcosa Inc.	736,625	25,200
	Archrock Inc.	2,307,620	23,007
	CVR Energy Inc.	462,925	20,383
*	Oceaneering International Inc.	1,501,238	20,342
*	Magnolia Oil & Gas Corp. Class A	1,825,160	20,259
	SemGroup Corp. Class A	1,207,315	19,727
*	NOW Inc.	1,650,469	18,931
*	Helix Energy Solutions Group Inc.	2,144,980	17,289
	SM Energy Co.	1,712,074	16,590
*	Southwestern Energy Co.	8,212,041	15,849
*	MRC Global Inc.	1,198,216	14,534
*	CNX Resources Corp.	1,991,376	14,457
*,^ Valaris plc Class A		3,000,249	14,431
	QEP Resources Inc.	3,609,288	13,354
*	Antero Resources Corp.	3,991,513	12,054
^	Range Resources Corp.	3,049,647	11,650
*	Whiting Petroleum Corp.	1,384,979	11,121
*	Oil States International Inc.	826,760	10,996
	Nabors Industries Ltd.	5,238,792	9,797
*	C&J Energy Services Inc.	902,526	9,684
*,^ SunPower Corp. Class A		864,576	9,484
	Berry Petroleum Corp.	921,319	8,624
*	Denbury Resources Inc.	7,124,907	8,479
*	Oasis Petroleum Inc.	2,441,521	8,448
*	Laredo Petroleum Inc.	2,704,482	6,518
*	ProPetro Holding Corp.	671,377	6,103
*	Gulfport Energy Corp.	2,176,497	5,898
*,^ McDermott International Inc.		2,619,283	5,291
*,^ Diamond Offshore Drilling Inc.		940,721	5,230
^	RPC Inc.	859,758	4,823
*	Noble Corp. plc	3,780,831	4,802
*	Exterran Corp.	228,294	2,981
	Green Plains Inc.	275,408	2,918
*	Unit Corp.	452,921	1,531
*	KLX Energy Services Holdings Inc.	161,311	1,395
*	Forum Energy Technologies Inc.	315,730	489
*	FTS International Inc.	125,298	281
			713,564
Other (0.0%)2
*,§ A Schulman Inc. CVR		419,331	182

*,§ Clinical Data CVR		62,138	—
			182
Technology (6.8%)
	Leidos Holdings Inc.	2,190,219	188,096
	Teradyne Inc.	2,588,871	149,922
	Cypress Semiconductor Corp.	5,625,409	131,297
*	ON Semiconductor Corp.	6,249,651	120,056
*	CACI International Inc. Class A	378,766	87,593
	Science Applications International Corp.	898,551	78,488
*	Nuance Communications Inc.	4,342,542	70,827
	SYNNEX Corp.	623,054	70,343
*	NCR Corp.	2,030,270	64,075
*	Avalara Inc.	920,638	61,950
	DXC Technology Co.	1,999,756	58,993
*	Tech Data Corp.	554,733	57,825
	Perspecta Inc.	2,098,291	54,807
*	Teradata Corp.	1,735,507	53,801
*	Viavi Solutions Inc.	3,483,464	48,786
*	Cirrus Logic Inc.	884,669	47,401
*	Elastic NV	524,418	43,181
*	Verint Systems Inc.	1,001,622	42,849
*	CommScope Holding Co. Inc.	2,960,644	34,817
*	Insight Enterprises Inc.	545,603	30,385
*	EchoStar Corp. Class A	716,501	28,388
*	Allscripts Healthcare Solutions Inc.	2,545,980	27,955
*	Premier Inc. Class A	964,464	27,892
*	SVMK Inc.	1,624,081	27,772
	CSG Systems International Inc.	503,575	26,025
	Progress Software Corp.	682,190	25,964
*	NetScout Systems Inc.	1,093,199	25,209
*,^ Appian Corp. Class A		508,701	24,163
*	Rambus Inc.	1,699,372	22,304
*	Workiva Inc. Class A	483,116	21,175
*	Synaptics Inc.	503,736	20,124
*	Pivotal Software Inc. Class A	1,204,906	17,977
*	Zuora Inc. Class A	1,180,634	17,769
*	Avaya Holdings Corp.	1,684,063	17,228
*	Covetrus Inc.	1,443,887	17,168
	Xperi Corp.	748,420	15,477
*	Blucora Inc.	704,413	15,243
*	NETGEAR Inc.	448,347	14,446
	TiVo Corp.	1,812,684	13,804
*	NextGen Healthcare Inc.	843,171	13,212
*	Dynatrace Inc.	638,579	11,922
	Monotype Imaging Holdings Inc.	594,989	11,787
	Presidio Inc.	693,382	11,718
*	ScanSource Inc.	383,002	11,701
	Pitney Bowes Inc.	2,092,211	9,561
*	Amkor Technology Inc.	908,237	8,265
	ADTRAN Inc.	725,314	8,229
*,^ Medallia Inc.		284,570	7,806
*	Unisys Corp.	946,688	7,034
*	Diebold Nixdorf Inc.	523,815	5,867
*	Cloudflare Inc. Class A	287,107	5,332
*	Shutterstock Inc.	147,548	5,329
*	Health Catalyst Inc.	138,570	4,384
*	Casa Systems Inc.	381,798	2,999

*	Ribbon Communications Inc.			417,110	2,436
	Systemax Inc.			97,929	2,155
*	Ping Identity Holding Corp.			88,459	1,526
					2,032,838
	Telecommunications (0.5%)
*	Vonage Holdings Corp.			3,500,946	39,561
	Telephone & Data Systems Inc.			1,469,592	37,916
*	Iridium Communications Inc.			1,694,239	36,053
*	8x8 Inc.			1,437,999	29,795
*	United States Cellular Corp.			244,462	9,187
					152,512
	Utilities (5.6%)
	Atmos Energy Corp.			1,799,282	204,920
	UGI Corp.			3,181,889	159,954
	Aqua America Inc.			3,285,300	147,280
	IDACORP Inc.			767,182	86,438
	ONE Gas Inc.			803,058	77,182
	Portland General Electric Co.			1,361,006	76,720
	Hawaiian Electric Industries Inc.			1,659,583	75,694
	Black Hills Corp.			930,099	71,366
	Southwest Gas Holdings Inc.			768,627	69,976
	ALLETE Inc.			786,998	68,791
	Spire Inc.			735,633	64,177
	PNM Resources Inc.			1,214,063	63,228
	New Jersey Resources Corp.			1,371,605	62,024
	National Fuel Gas Co.			1,317,193	61,803
	NorthWestern Corp.			767,087	57,570
	American States Water Co.			562,003	50,502
	Avista Corp.			1,005,973	48,729
	South Jersey Industries Inc.			1,407,305	46,314
	MGE Energy Inc.			527,884	42,162
	El Paso Electric Co.			621,021	41,658
*	PG&E Corp.			4,035,662	40,357
	California Water Service Group			733,056	38,801
	Northwest Natural Holding Co.			464,091	33,108
					1,688,754
	Total Common Stocks (Cost $26,252,449)				29,978,810
		Coupon
	Temporary Cash Investments (1.4%)1
	Money Market Fund (1.4%)
	3,4 Vanguard Market Liquidity Fund	2.098%		4,132,844	413,326

				Face
			Maturity	Amount
			Date	($000)
	U.S. Government and Agency Obligations (0.0%)
	United States Treasury Bill	1.954%	11/7/19	3,500	3,494
5	United States Treasury Bill	2.135%	11/14/19	4,500	4,490
					7,984
	Total Temporary Cash Investments (Cost $421,269)				421,310
	Total Investments (101.0%) (Cost $26,673,718)				30,400,120
	Other Assets and Liabilities-Net (-1.0%)4				(287,834)
	Net Assets (100%)				30,112,286
*	Non-income-producing security.

^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $322,905,000.
§ Security value determined using significant unobservable inputs.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts and swap contracts. After giving effect to futures and swap investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 1.0%, respectively, of net assets.
2 “Other” represents securities that are not classified by the fund's benchmark index.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
4 Collateral of $358,100,000 was received for securities on loan, of which $355,675,000 is held in Vanguard Market
Liquidity Fund and $2,425,000 is held in cash.
5 Securities with a value of $3,592,000 have been segregated as initial margin for open futures contracts.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
						($000)
						Value and
				Number of		Unrealized
				Long (Short)	Notional	Appreciation
			Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index		December 2019		918	69,998	(2,393)
E-mini S&P Mid-Cap 400 Index		December 2019		50	9,690	(139)
						(2,532)

Over-the-Counter Total Return Swaps
				Floating
				Interest
				Rate	Value and	Value and
			Notional	Received	Unrealized	Unrealized
	Termination		Amount	(Paid)[1]	Appreciation	(Depreciation)
Reference Entity	Date	Counterparty	($000)	(%)	($000)	($000)
Assurant Inc.	2/4/20	GSI	5,652	(2.241)	6	—
Pitney Bowes Inc.	2/4/20	GSI	2,275	(2.241)	8	—
SLM Corp.	2/4/20	GSI	25,536	(2.671)	—	(1,837)
VICI Properties Inc.	2/4/20	GSI	22,100	(2.041)	832	—
					846	(1,837)

1 Payment received/paid monthly.
GSI—Goldman Sachs International.

At September 30, 2019, a counterparty had deposited in a segregated account securities with a value of $634,000 in connection with open over-the-counter swap contracts.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but

Small-Cap Value Index Fund

after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs.
The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund's target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as unrealized appreciation (depreciation) until termination of the swap, at which time realized gain (loss) is recorded.

A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund's maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination.

Small-Cap Value Index Fund

The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of
September 30, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	29,978,621	—	189
Temporary Cash Investments	413,326	7,984	—
Futures Contracts—Assets[1]	108	—	—
Swap Contracts—Assets	—	846	—
Swap Contracts—Liabilities	—	(1,837)	—
Total	30,392,055	6,993	189

1 Represents variation margin on the last day of the reporting period.